PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:
Computers and peripheral equipment	$1,880	$3,322
Office furniture and equipment	444	608
Leasehold improvements	453	782

	2,777	4,712

Accumulated depreciation	1,517	3,732

Property and equipment, net	$1,260	$980

During the years ended December 2015, 2014 and 2013, the Company recorded a reduction to the cost and accumulated depreciation of fully depreciated equipment no longer used of $2,829, $0 and $0, respectively.

As for charges on the Company's property and equipment, see Note 8.